ORGANIZATION AND DESCRIPTION OF THE BUSINESS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND DESCRIPTION OF THE BUSINESS

NOTE 1 – ORGANIZATION AND DESCRIPTION OF THE BUSINESS

Mangoceuticals, Inc. (“Mangoceuticals” or the “Company”), was incorporated in the State of a Texas on October 7, 2021, with the intent of focusing on developing, marketing, and selling a variety of men’s wellness products and services via a telemedicine platform. To date, the Company has identified men’s wellness telemedicine services and products as a growing sector in the most recent years and especially related to the areas of erectile dysfunction (“ED”), hair loss and testosterone replacement or enhancement therapies. In this regard, Mangoceuticals has developed and is commercially marketing a new brand of ED products under the brand name “Mango” and a new brand of hair loss products under the brand name “Grow.” These products are produced at a compounding pharmacy using a proprietary combination of U.S. Food and Drug Administration (“FDA”) approved ingredients which are available to patients on the determination of a prescribing physician that the compounded drug is necessary for the individual patient. Mangoceuticals is currently marketing and selling these branded ED and hair loss products exclusively online via its website at www.MangoRx.com. Product availability varies by state, details are available on our website.

Initial Public Offering. In March 2023, the Company completed an initial public offering (the “IPO”), in which the Company issued and sold 1,250,000 shares of authorized common stock for $4.00 per share for net proceeds of $4.35 million, after deducting underwriting discounts and commissions, and offering costs. At the same time, and as part of the same registration statement, but pursuant to a separate prospectus (the “Resale Prospectus”) the Company registered the sale of 4,765,000 shares of common stock, including 2,000,000 shares of common stock issuable upon the exercise of outstanding warrants to purchase shares of common stock with an exercise price of $1.00 per share.

On December 15, 2023, we entered into another underwriting agreement (the “Underwriting Agreement”) with Boustead Securities, LLC (“Boustead”), as representative of certain underwriters (the “Underwriters”), relating to a public offering of 4,000,000 shares of the Company’s common stock to the Underwriters at a purchase price to the public of $0.30 per share and also granted to the Underwriters a 45-day option to purchase up to 600,000 additional shares of common stock, solely to cover over-allotments, if any, at the public offering price less the underwriting discounts (the “Follow On Offering”).

The Follow On Offering closed on December 19, 2023. As a result, the Company sold 4,000,000 shares of its common stock for total gross proceeds of $1.2 million.

The net proceeds to the Company from the Offering, after deducting the underwriting discounts and commissions and offering expenses, were approximately $1.0 million. The Company used the net proceeds from the Offering to finance the marketing and operational expenses associated with the planned marketing of its Mango ED and GROW hair growth products, to hire additional personnel to build organizational talent, to develop and maintain software, and for working capital and other general corporate purposes.

On December 19, 2023, pursuant to the Underwriting Agreement, the Company issued a common stock purchase warrant to Boustead for the purchase of 280,000 shares of common stock at an exercise price of $0.38 per share, subject to adjustments. The warrant is exercisable at any time and from time to time, in whole or in part, until December 14, 2029, and may be exercised on a cashless basis.

On January 18, 2024, the Underwriters notified the Company that they were exercising their over-allotment option in full to purchase an additional 600,000 shares of common stock, which sale closed on January 22, 2024. The net proceeds to the Company from the sale of the 600,000 shares of common stock, after deducting underwriting discounts and expenses, was approximately $160,000. Inclusive of the full exercise of the over-allotment option, a total of 4,600,000 shares of common stock were issued and sold in the Offering.

On January 22, 2024, pursuant to the Underwriting Agreement, the Company also issued a common stock purchase warrant to Boustead for the purchase of 42,000 shares of common stock at an exercise price of $0.375, subject to adjustments. The warrant is exercisable at any time and from time to time, in whole or in part, until December 14, 2028, and may be exercised on a cashless basis.

On April 5, 2024 (the “Initial Closing Date”), we agreed to definitive terms on a Securities Purchase Agreement dated April 4, 2024 (as amended from time to time, the “SPA”), with an institutional accredited investor (the “Purchaser”), pursuant to which the Company agreed to sell to the Purchaser, and the Purchaser agreed to purchase from the Company, 1,500 shares of newly designated Series B Convertible Preferred Stock (“Series B Preferred Stock”) of the Company for $1,650,000, and warrants (the “Initial Warrants”), to purchase up to 3,300,000 shares of common stock for an aggregate purchase price of $1,500,000. On the Initial Closing Date, the Company sold the Purchaser 500 shares of Series B Preferred Stock (the “Initial Closing Shares”) and the Initial Warrants, for an aggregate of $500,000. The Initial Warrants are exercisable on or after October 4, 2024, and for five years thereafter.

Also on the Initial Closing Date, the Company entered into an Equity Purchase Agreement (the “ELOC”) with the Purchaser pursuant to which the Purchaser committed to purchase up to $25,000,000 (the “Maximum Amount”) of the Company’s Common Stock (the “Financing”). On the Initial Closing Date, the Company issued 1,000,000 shares of the Company’s common stock to the Purchaser as a commitment fee (the “Commitment Shares”). The Commitment Shares were valued at $0.2149 per share for a total of $214,900.

On April 26, 2024, the Company partially closed a planned second closing under the SPA (the “Second Closing”) whereby the Purchaser paid $150,000 to the Company in consideration for 150 shares of Series B Preferred Stock.

On May 17, 2024, the Company closed the remaining portion of the Second Closing whereby the Purchaser paid $100,000 to the Company in consideration for an additional 100 shares of Series B Preferred Stock.

On April 28, 2024, the Company and the Purchaser entered into an Omnibus Amendment Agreement No. 1 (the “Amendment”), which amended the SPA to, adjust the closings which were to take place under the SPA as follows:

#	Initial Stated Value of Preferred Stock to be issued by installment	Warrants to be issued	Closing Date	Aggregate Purchase Price by installment (USD)
Initial Closing	$550,000	3,300,000	Initial Closing Date	$500,000 (“Initial Closing Amount”)
Second Closing	$275,000		On or before June 30, 2024 (the “Second Closing Date”)	$250,000 (“Second Closing Amount”)
Third Closing	$825,000	1,500,000	On or before June 30, 2024	$750,000 (“Third Closing Amount”)
Fourth Closing	$1,100,000		Such date as is no later than 180 days (the “Fourth Closing Date”) after the shares of Common Stock issuable in respect of the Series B Preferred Stock sold in each of the Initial Closing, Second Closing, the Third Closing, and the Fourth Closing have been registered under the Securities Act of 1933, as amended (the “Securities Act”), subject to any limitations pursuant to Rule 415	$1,000,000.00 (the “Fourth Closing Amount”)
Total	$2,750,000	4,800,000		$2,500,000

On June 28, 2024 (the “Third Closing Date”), the Company sold the Purchaser 750 shares of Series B Preferred Stock (the “Third Closing Shares”) and (a) warrants to purchase up to 1,000,000 shares of common stock at an exercise price of $0.50 per share; and (b) warrants to purchase up to 500,000 shares of common stock at an exercise price of $1.00 per share (collectively, (a) and (b), the “Additional Warrants”, and together with the Initial Warrants, the “Warrants”, and the shares of common stock issuable upon exercise of the Warrants, the “Warrant Shares”). The Additional Warrants are exercisable on or after October 4, 2024, and for five years thereafter.

As described in the table above, the sale of an additional 1,000 shares of Series B Preferred Stock in the Fourth Closing is subject to certain conditions to closing and is expected to occur within 180 days after the shares of common stock issuable upon conversion of the Series B Preferred Stock sold in the Initial Closing, Second Closing, Third Closing and Fourth Closing, have been registered under the Securities Act.

On April 24, 2024, the Company entered into a Patent Purchase Agreement (the “IP Purchase Agreement”), with Intramont Technologies, Inc. (“Intramont”). Pursuant to the IP Purchase Agreement, we purchased certain patents and patent applications owned by Intramont, related to prevention of infections, including the common cold, respiratory diseases, and orally transmitted diseases such as human papillomavirus (HPV) (the “Patents”), in consideration for $20,000,000, which is payable to Intramont by (a) the issuance of 980,000 shares of the Company’s then newly designated 6% Series C Convertible Preferred Stock (the “Series C Preferred Stock”), with a face value of $20.00 per share, for a total value of $19,600,000; and (b) $400,000 in cash, (i) with $200,000 payable on or before June 30, 2024, which was timely paid, (ii) $100,000 payable on or before August 31, 2024, and (iii) $100,000 payable on or before November 30, 2024.

The Company purchased the Patents and assigned the Patents to its newly formed wholly-owned subsidiary, MangoRx IP Holdings, LLC, a Texas limited liability company.

MangoRx Mexico S.A. de C.V., a Mexican Stock Company, is 98% owned by Mangoceuticals, Inc. The entity was formed in September 2023 and had limited operations as of June 30, 2024.

MangoRx UK Limited, a company incorporated under the laws of the United Kingdom, is 100% owned by Mangoceuticals, Inc. The entity was formed in October 2023 and has had limited operations as of June 30, 2024.

NOTE 1 – ORGANIZATION AND DESCRIPTION OF THE BUSINESS

Mangoceuticals, Inc. (“Mangoceuticals” or the “Company”), was incorporated in the State of a Texas on October 7, 2021, with the intent of focusing on developing, marketing, and selling a variety of men’s wellness products and services via a telemedicine platform. To date, the Company has identified men’s wellness telemedicine services and products as a growing sector in the most recent years and especially related to the areas of erectile dysfunction (“ED”), hair loss and testosterone replacement or enhancement therapies. In this regard, Mangoceuticals has developed and is commercially marketing a new brand of ED products under the brand name “Mango” and a new brand of hair loss products under the brand name “Grow.” These products are produced at a compounding pharmacy using a proprietary combination of U.S. Food and Drug Administration (“FDA”) approved ingredients and is available to patients on the determination of a prescribing physician that the compounded drug is necessary for the individual patient. Mangoceuticals is currently marketing and selling these branded ED and hair loss products exclusively online via its website at www.MangoRx.com.

Initial Public Offering. In March 2023, the Company completed an initial public offering (the “IPO”), in which the Company issued and sold 1,250,000 shares of authorized common stock for $4.00 per share for net proceeds of $4.35 million, after deducting underwriting discounts and commissions, and offering costs. At the same time, and as part of the same registration statement, but pursuant to a separate prospectus (the “Resale Prospectus”) the Company registered the sale of 4,765,000 shares of common stock, including 2,000,000 shares of common stock issuable upon the exercise of outstanding warrants to purchase shares of common stock with an exercise price of $1.00 per share.